Related Party Balances and Transactions - Schedule of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Purchases of goods/services from related parties	¥ 28,645	¥ 836,865	¥ 607,086
Ji'an Aoxinlian
Related Party Transaction [Line Items]
Purchases of goods/services from related parties	20,658	7,200
Ji'an Aojuxun
Related Party Transaction [Line Items]
Purchases of goods/services from related parties	¥ 7,987	2,091
JD Group
Related Party Transaction [Line Items]
Purchases of goods/services from related parties		¥ 827,574	¥ 607,086